Taxation	12 Months Ended
Dec. 31, 2022
Taxation [Abstract]
TAXATION
28.	TAXATION

The components of income tax expense are as follows:

	2022	2021	2020
	USD ’000	USD ’000	USD ’000
Current income tax:
Current income tax charge	2,592	2,052	2,374
Adjustments in respect of current income tax of prior years	(22)	97	(7)

Deferred tax:
Origination and reversal of temporary differences	(308)	(402)	(292)
Income tax charge for the year	2,262	1,747	2,075

The income tax expense appearing in the consolidated statement of income relate to the following subsidiaries:

	2022	2021	2020
	USD ’000	USD ’000	USD ’000
Income tax expense for IGI Labuan – current year	57	71	66
Corporate tax for IGI Casablanca (Representative Office) – current year	1	7	6
Income tax credits for North Star Underwriting Limited – current year	(22)	(21)	(9)
Income tax expense for IGI UK – current year	2,556	1,995	2,311
Income tax (credit) expense for IGI UK – prior years	(22)	97	(7)
Addition of deferred tax assets for IGI Europe	(308)	(347)	-
Release of deferred tax liabilities for IGI UK	-	(55)	(292)
Income tax charge for the year	2,262	1,747	2,075

●	According to the Labuan Business Activity Tax Law, Labuan registered entities are subject to 3% tax on the audited net profits. In 2022, IGI Labuan recorded tax expense of USD 57 thousand representing 3% of the audited net profits (2021: USD 71 thousand) (2020: USD 66 thousand).

●	IGI Casablanca - Representative Office has no income sources. According to Casablanca Finance City Tax Code, regional offices are taxed at a rate of 10%. The taxable base is 5% of the operating cost.

●	IGI UK and North Star Under Underwriting Limited are subject to corporate taxation in accordance with the UK Tax Law.

●	An increase from the current 19% UK corporation tax rate to 25%, effective from 1 April 2023, was announced in the Budget on 3 March 2021 and enacted on 10 June 2021. As a result, UK deferred tax balances have been revalued to take this rate change into account, where relevant.

●	I.G.I Underwriting is a tax-exempt company in Jordan as its main business activity is to act as an underwriting agent in respect of insurance and reinsurance business written outside Jordan.

●	International General Insurance Holdings Ltd. is not subject to income tax according to the tax law in Bermuda.

●	International General Insurance Co. Ltd is a tax-exempt company according to the tax law in Bermuda.

●	International General Insurance Holdings Limited and International General Insurance Company (Dubai) Ltd. are not subject to income tax according to the tax law in UAE.

●	International General Insurance Company (Europe) SE (IGI Europe) is subject to the normal standard rate in Malta of 35%.

Reconciliation of tax expense and the accounting profit multiplied by the applicable tax rate is as follows:

	2022	2021	2020
	USD ’000	USD ’000	USD ’000

The Group profit before tax	87,727	45,443	29,326
Less: Profit related to non-taxable subsidiaries	(75,100)	(36,022)	(17,108)
Profit before tax for entities subject to corporate taxation	12,627	9,421	12,218
Profit multiplied by the standard rate of tax in the UK of 19% (2021:19%) (2020: 19%)	2,399	1,790	2,322

Net disallowed expenditure	(9)	(71)	(34)
Non-UK expenses not deductible for tax purposes / income not taxable	-	67	-
Fixed asset temporary differences not recognized for deferred tax	10	1	14
Other temporary differences not recognized for deferred tax	32	28	9
Adjustment in respect of prior years	(22)	97	(7)
Income tax credits for North Star Underwriting Limited – current year	-	-	(9)
IGI Labuan and IGI Casablanca current year tax charges	58	78	72
Other movements	-	1	-
Release of deferred tax liabilities for IGI UK	-	(55)	(292)
Difference in corporation tax rates	(206)	(189)	-
Income tax charge for the year	2,262	1,747	2,075

The following is the breakdown of the deferred tax assets and liabilities:

	2022	2021
	USD ’000	USD ’000
Deferred tax assets
Deferred tax assets related to unabsorbed losses for IGI Europe	779	471
Deferred tax assets related to the change in fair value of bonds at fair value through OCI for IGI UK	4,877	-
	5,656	471
Deferred tax liabilities
Deferred tax liabilities related to the change in fair value of bonds at fair value through OCI for IGI UK	-	14
	-	14

The following is the movement on the deferred tax assets:

	2022	2021
	USD ’000	USD ’000
Balance at beginning of the year	471	-
Deferred tax assets resulting from acquisition of IGI Europe	-	124
Addition of deferred tax assets related to unabsorbed losses for IGI Europe	308	347
Addition of deferred tax assets related to the change in fair value of bonds at fair value through OCI for IGI UK	4,877	-
Ending balance	5,656	471

The following is the movement on the deferred tax liabilities:

	2022	2021
	USD ’000	USD ’000
Balance at beginning of the year	(14)	(55)
Release of deferred tax liabilities for IGI UK	14	55
Addition of deferred tax liabilities related to the change in fair value of bonds at fair value through OCI for IGI UK	-	(14)
Ending balance	-	(14)